                           AIM COUNSELOR SERIES TRUST

                   AIM Floating Rate Fund -- Class A, C and R
                AIM Structured Core Fund -- Class A, B, C and R AIM Structured Growth Fund -- Class A, B, C and R AIM Structured Value Fund -- Class A, B, C and R
                      Supplement dated June 29, 2007 to the
                      Prospectuses dated December 29, 2006

             AIM Select Real Estate Income Fund -- Class A, B and C
                     Supplement dated June 29, 2007 to the
                         Prospectus dated March 12, 2007

                                AIM EQUITY FUNDS

          AIM Capital Development Fund -- Class A, B, C, R and Investor
                     AIM Charter Fund -- Class A, B, C and R
                 AIM Constellation Fund -- Class A, B, C and R
         AIM Large Cap Basic Value Fund -- Class A, B, C, R and Investor
                      Supplement dated June 29, 2007 to the
                      Prospectuses dated February 28, 2007

                         AIM INTERNATIONAL MUTUAL FUNDS

       AIM International Core Equity Fund -- Class A, B, C, R and Investor
                      Supplement dated June 29, 2007 to the
                       Prospectus dated February 28, 2007

                              AIM INVESTMENT FUNDS

                        AIM China Fund- Class A, B and C
            AIM Global Health Care Fund -- Class A, B, C and Investor
                       AIM Japan Fund -- Class A, B and C
                      Supplement dated June 29, 2007 to the
                      Prospectuses dated February 28, 2007

             AIM International Total Return Fund -- Class A, B and C
                     Supplement dated June 29, 2007 to the
                       Prospectus dated February 28, 2007
                         as supplemented April 10, 2007

                    AIM LIBOR Alpha Fund -- Class A, C and R
                     Supplement dated June 29, 2007 to the
                       Prospectus dated February 28, 2007
               as supplemented March 28, 2007 and April 24, 2007

                         AIM INVESTMENT SECURITIES FUNDS

               AIM Global Real Estate Fund -- Class A, B, C and R
                     Supplement dated June 29, 2007 to the
                       Prospectus dated November 17, 2006
             as supplemented December 13, 2006 and January 25, 2007

                AIM High Yield Fund -- Class A, B, C and Investor
                     Supplement dated June 29, 2007 to the
                       Prospectus dated November 17, 2006
              as supplemented December 20, 2006 and April 13, 2007

                AIM Income Fund -- Class A, B, C, R and Investor
                  AIM Short Term Bond Fund -- Class A, C and R
                      Supplement dated June 29, 2007 to the
                      Prospectuses dated November 17, 2006
                         as supplemented April 13, 2007

              AIM Limited Maturity Treasury Fund -- Class A and A3
                     Supplement dated June 29, 2007 to the
                       Prospectus dated November 17, 2006
                 as supplemented April 13, 2007 and May 1, 2007

  AIM Money Market Fund -- AIM Cash Reserve Shares, Class B, C, R and Investor
              AIM Municipal Bond Fund -- Class A, B, C and Investor
                     Supplement dated June 29, 2007 to the
                      Prospectuses dated November 11, 2006

                                AIM SECTOR FUNDS

                  AIM Energy Fund -- Class A, B, C and Investor
           AIM Financial Services Fund -- Class A, B, C and Investor
          AIM Gold & Precious Metals Fund -- Class A, B, C and Investor
               AIM Leisure Fund -- Class A, B, C, R and Investor
                AIM Utilities Fund -- Class A, B, C and Investor
                      Supplement dated June 29, 2007 to the
                        Prospectuses dated July 31, 2006
                       as supplemented September 20, 2006,

                AIM Technology Fund -- Class A, B, C and Investor
                     Supplement dated June 29, 2007 to the
                         Prospectus dated July 31, 2006
                       as supplemented September 20, 2006,
                               and March 12, 2007

                                 AIM STOCK FUNDS

               AIM Dynamics Fund -- Class A, B, C, R and Investor
                     Supplement dated June 29, 2007 to the
                       Prospectus dated November 17, 2006
                           as supplemented May 1, 2007

                    AIM S&P 500 Index Fund -- Investor Class
                     Supplement dated June 29, 2007 to the
                       Prospectus dated November 17, 2006

                     AIM SUMMIT FUND -- Class A, B, C and P
                     Supplement dated June 29, 2007 to the
                       Prospectus dated February 28, 2007

                              AIM TAX-EXEMPT FUNDS

               AIM High Income Municipal Fund -- Class A, B and C
                     Supplement dated June 29, 2007 to the
                         Prospectus dated July 31, 2006
                       as supplemented September 20, 2006
                               and March 23, 2007

                AIM Tax-Exempt Cash Fund -- Class A and Investor
                AIM Tax-Free Intermediate Fund -- Class A and A3
                      Supplement dated June 29, 2007 to the
                        Prospectuses dated July 31, 2006
                       as supplemented September 20, 2006

                          AIM TREASURER'S SERIES TRUST

                       Premier Portfolio -- Investor Class
                 Premier Tax-Exempt Portfolio -- Investor Class
            Premier U.S. Government Money Portfolio -- Investor Class
                      Supplement dated June 29, 2007 to the
                       Prospectus dated December 14, 2006
                        as supplemented December 29, 2006

The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" of the prospectus:

      "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

The following replaces in its entirety the information appearing under the first paragraph under the heading "PURCHASING SHARES -- SPECIAL PLANS -- AUTOMATIC DIVIDEND INVESTMENT" on page A-8 of the prospectus:

"Your dividends and distributions may be paid in cash or reinvested in the same fund or another fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same fund and no checks will be issued. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another fund:

      - Your account balance in the fund paying the dividend or distribution must be at least $5,000; and

      - Your account balance in the fund receiving the dividend or distribution must be at least $500."

The following replaces in its entirety the information appearing under the first paragraph under the heading "REDEEMING SHARES -- REDEMPTIONS INITIATED BY THE FUNDS" on page A-9 of the prospectus:

"If your account (Class A, A3, B, C, P and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the funds have the right to redeem the account after giving you 60 days' prior written notice. Your may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan."

  AIM DIVERSIFIED DIVIDEND FUND -- CLASS A, B, C, R AND INVESTOR CLASS SHARES

                         Supplement dated June 29, 2007
                    to the Prospectus dated February 28, 2007

The following replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE- FEE TABLE" on page 4 of the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------------------------------------------
(fees paid directly from                                                                        INVESTOR
your investment)                                 CLASS A     CLASS B     CLASS C    CLASS R      CLASS
--------------------------------------------------------------------------------------------
Maximum Sales Charge
(Load) Imposed on Purchases
(as a percentage of
offering price)                                   5.50%        None       None      None         None
Maximum Deferred
Sales Charge (Load)
(as a percentage of original
purchase price or redemption
proceeds, whichever is less)                      None(1)      5.00%      1.00%     None(1)      None
-------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(2)
-------------------------------------------------------------------------------------------------------------------
(expenses that are deducted                                                                      INVESTOR
from fund assets)                             CLASS A      CLASS B     CLASS C      CLASS R        CLASS
--------------------------------------------------------------------------------------------
Management Fees                                0.53%         0.53%       0.53%        0.53%        0.53%
Distribution and/or
Service (12b-1) Fees                           0.25          1.00        1.00         0.50         0.12
Other Expenses(3)                              0.26          0.26        0.26         0.26         0.26
Total Annual Fund
Operating Expenses                             1.04          1.79        1.79         1.29         0.91
Fee Waiver(4)                                  0.03          0.13        0.13         0.03         0.03
Net Annual Fund Operating Expenses             1.01          1.66        1.66         1.26         0.88
-------------------------------------------------------------------------------------------------------------------

(1) A contingent deferred sales charge may apply in some cases. See "Shareholder Information-Choosing a Share Class -- Sales Charges."

(2) There is no guarantee that actual expenses will be the same as those shown in the table.

(3) Includes acquired fund fees and expenses, which are less than 0.01%. Acquired fund fees and expenses are not fees or expenses incurred by the fund directly, but are expense of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expenses listed above may exceed the expense limit numbers reflected below in footnote 4. The impact of the acquired fund fees and expenses are included in the total returns of the fund.

(4) Through at least June 30, 2008, the fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Investor Class shares to 1.00%, 1.65%, 1.65%, 1.25% and 1.00% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund will also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the fund.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

      The expense example assumes you:

      (i)   invest $10,000 in the fund for the time periods indicated;

      (ii)  redeem all of your shares at the end of those periods indicated;

      (iii) earn a 5% return on your investment before operating expenses each year;

      (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements); and

      (v) incur applicable initial sales changes (see "Shareholder Information-Choosing a Share Class" section of this prospectus for applicability of initial sales charges).

      To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                   1 YEAR    3 YEARS    5 YEARS     10 YEARS
--------------------------------------------------------------------------------
Class A                             $647      $860      $1,090       $1,749
Class B                              669       851       1,158        1,897(1)
Class C                              269       551         958        2,095
Class R                              128       406         705        1,554
Investor Class                        90       287         501        1,117
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                   1 YEAR    3 YEARS    5 YEARS     10 YEARS
--------------------------------------------------------------------------------
Class A                             $647      $860      $1,090       $1,749
Class B                              169       551         958        1,897(1)
Class C                              169       551         958        2,095
Class R                              128       406         705        1,554
Investor Class                        90       287         501        1,117
--------------------------------------------------------------------------------

(1) Assumes conversion of Class B shares to Class A shares, which occurs on or about the end of the month which is at least 8 years after the date on which shares were purchased, lowering your annual fund operating expenses from that time on."

The following replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION on page 5 of the prospectus:

"The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's returns over a 10-year period. The example reflects the following:

      - You invest $10,000 in the fund and hold it for the entire 10-year period;

      -     Your investment has a 5% return before expenses each year;

      - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;

      - Hypotheticals both with and without any applicable initial sales charge applied (see "Shareholder Information-Choosing a Share Class" section of this prospectus for applicability of initial sales charge); and

      -     There is no sales charge on reinvested dividends.

      There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A
ANNUAL
(INCLUDES
MAXIMUM SALES
CHARGE)             YEAR 1       YEAR 2       YEAR 3     YEAR 4      YEAR 5
-------------------------------------------------------------------------------
Annual Expense
Ratio(1)                1.01%        1.04%       1.04%       1.04%       1.04%
Cumulative
Return Before
Expenses                5.00%       10.25%      15.76%      21.55%      27.63%
Cumulative
Return After
Expenses               (1.73%)       2.16%       6.21%      10.41%      14.79%
End of Year
Balance            $9,827.06   $10,216.21  $10,620.77  $11,041.35  $11,478.59
Estimated
Annual Expenses      $647.35      $104.22     $108.35     $112.64     $117.10
-------------------------------------------------------------------------------

CLASS A
ANNUAL
(INCLUDES
MAXIMUM SALES
CHARGE)             YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
----------------------------------------------------------------------------
Annual Expense
Ratio(1)                1.04%       1.04%       1.04%       1.04%       1.04%
Cumulative
Return Before
Expenses               34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After
Expenses               19.33%      24.06%      28.97%      34.08%      39.39%
End of Year
Balance           $11,933.14  $12,405.69  $12,896.96  $13,407.68  $13,938.62
Estimated
Annual Expenses      $121.74     $126.56     $131.57     $136.78     $142.20
----------------------------------------------------------------------------

CLASS A
(WITHOUT
MAXIMUM SALES
CHARGE)             YEAR 1      YEAR 2       YEAR 3     YEAR 4      YEAR 5
------------------------------------------------------------------------------
Annual Expense
Ratio(1)                1.01%       1.04%       1.04%       1.04%       1.04%
Cumulative
Return Before
Expenses                5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative
Return After
Expenses                3.99%       8.11%      12.39%      16.84%      21.47%
End of Year
Balance           $10,399.00  $10,810.80  $11,238.91  $11,683.97  $12,146.65
Estimated
Annual Expenses      $103.01     $110.29     $114.66     $119.20     $123.92
------------------------------------------------------------------------------

CLASS A
(WITHOUT
MAXIMUM SALES
CHARGE)             YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
----------------------------------------------------------------------------
Annual Expense
Ratio(1)                1.04%       1.04%       1.04%       1.04%       1.04%
Cumulative
Return Before
Expenses               34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After
Expenses               26.28%      31.28%      36.48%      41.88%      47.50%
End of Year
Balance           $12,627.66  $13,127.72  $13,647.57  $14,188.02  $14,749.86
Estimated
Annual Expenses      $128.83     $133.93     $139.23     $144.75     $150.48
----------------------------------------------------------------------------

CLASS B(2)          YEAR 1      YEAR 2       YEAR 3     YEAR 4      YEAR 5
------------------------------------------------------------------------------
Annual Expense
Ratio(1)                1.66%       1.79%       1.79%       1.79%       1.79%
Cumulative
Return Before
Expenses                5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative
Return After
Expenses                3.34%       6.66%      10.08%      13.61%      17.26%
End of Year
Balance           $10,334.00  $10,665.72  $11,008.09  $11,361.45  $11,726.15
Estimated
Annual Expenses      $168.77     $187.95     $193.98     $200.21     $206.63
------------------------------------------------------------------------------

CLASS B(2)          YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
----------------------------------------------------------------------------
Annual Expense
Ratio(1)                1.79%       1.79%       1.79%       1.04%       1.04%
Cumulative
Return Before
Expenses               34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After
Expenses               21.03%      24.91%      28.92%      34.03%      39.33%
End of Year
Balance           $12,102.56  $12,491.06  $12,892.02  $13,402.54  $13,933.28
Estimated
Annual Expenses      $213.27     $220.11     $227.18     $136.73     $142.15
----------------------------------------------------------------------------

CLASS C(2)          YEAR 1      YEAR 2       YEAR 3     YEAR 4      YEAR 5
------------------------------------------------------------------------------
Annual Expense
Ratio(1)                1.66%       1.79%       1.79%       1.79%       1.79%
Cumulative
Return Before
Expenses                5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative
Return After
Expenses                3.34%       6.66%      10.08%      13.61%      17.26%
End of Year
Balance           $10,334.00  $10,665.72  $11,008.09  $11,361.45  $11,726.15
Estimated
Annual Expenses      $168.77     $187.95     $193.98     $200.21     $206.63
------------------------------------------------------------------------------

CLASS C(2)          YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
----------------------------------------------------------------------------
Annual Expense
Ratio(1)                1.79%       1.79%       1.79%       1.79%       1.79%
Cumulative
Return Before
Expenses               34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After
Expenses               21.03%      24.91%      28.92%      33.06%      37.33%
End of Year
Balance           $12,102.56  $12,491.06  $12,892.02  $13,305.85  $13,732.97
Estimated
Annual Expenses      $213.27     $220.11     $227.18     $234.47     $242.00
----------------------------------------------------------------------------

CLASS R             YEAR 1      YEAR 2       YEAR 3     YEAR 4      YEAR 5
------------------------------------------------------------------------------
Annual Expense
Ratio(1)                1.26%       1.29%       1.29%       1.29%       1.29%
Cumulative
Return Before
Expenses                5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative
Return After
Expenses                3.74%       7.59%      11.58%      15.72%      20.01%
End of Year
Balance           $10,374.00  $10,758.88  $11,158.03  $11,571.99  $12,001.31
Estimated
Annual Expenses      $128.36     $136.31     $141.36     $146.61     $152.05
------------------------------------------------------------------------------

CLASS R             YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
----------------------------------------------------------------------------
Annual Expense
Ratio(1)                1.29%       1.29%       1.29%       1.29%       1.29%
Cumulative
Return Before
Expenses               34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After
Expenses               24.47%      29.08%      33.87%      38.84%      43.99%
End of Year
Balance           $12,446.56  $12,908.33  $13,387.23  $13,883.89  $14,398.99
Estimated
Annual Expenses      $157.69     $163.54     $169.61     $175.90     $182.42
----------------------------------------------------------------------------

INVESTOR CLASS      YEAR 1      YEAR 2       YEAR 3     YEAR 4      YEAR 5
------------------------------------------------------------------------------
Annual Expense
Ratio(1)                0.88%       0.91%       0.91%       0.91%       0.91%
Cumulative
Return Before
Expenses                5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative
Return After
Expenses                4.12%       8.38%      12.81%      17.43%      22.23%
End of Year
Balance           $10,412.00  $10,837.85  $11,281.12  $11,742.52  $12,222.79
Estimated
Annual Expenses       $89.81      $96.69     $100.64     $104.76     $109.04
------------------------------------------------------------------------------

INVESTOR CLASS      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
----------------------------------------------------------------------------
Annual Expense
Ratio(1)                0.91%       0.91%       0.91%       0.91%       0.91%
Cumulative
Return Before
Expenses               34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After
Expenses               27.23%      32.43%      37.85%      43.48%      49.35%
End of Year
Balance           $12,722.70  $13,243.06  $13,784.70  $14,348.49  $14,935.34
Estimated
Annual Expenses      $113.50     $118.14     $122.98     $128.01     $133.24
----------------------------------------------------------------------------

      (1)   Your actual expenses may be higher or lower than those shown.

      (2) The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C, has not been deducted."

The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" found on page 6 of the prospectus:

      "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

The following replaces in its entirety the information appearing under the first paragraph under the heading "PURCHASING SHARES -- SPECIAL PLANS -- AUTOMATIC DIVIDEND INVESTMENT" on page A-8 of the prospectus:

"Your dividends and distributions may be paid in cash or reinvested in the same fund or another fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same fund and no checks will be issued. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another fund:

      - Your account balance in the fund paying the dividend or distribution must be at least $5,000; and

      - Your account balance in the fund receiving the dividend or distribution must be at least $500."

The following replaces in its entirety the information appearing under the first paragraph under the heading "REDEEMING SHARES -- REDEMPTIONS INITIATED BY THE FUNDS" on page A-9 of the prospectus:

"If your account (Class A, A3, B, C, P and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the funds have the right to redeem the account after giving you 60 days' prior written notice. Your may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan."

     AIM LARGE CAP GROWTH FUND -- CLASS A, B, C, R AND INVESTOR CLASS SHARES

                         Supplement dated June 29, 2007
                    to the Prospectus dated February 28, 2007


The following replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on pages 4 and 5 of the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------

(fees paid directly from
your investment)                                       CLASS A         CLASS B       CLASS C       CLASS R     INVESTOR CLASS
-----------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                     5.50%           None           None          None           None
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase
price or redemption proceeds, whichever
is less)                                                None(1)          5.00%         1.00%         None(1)        None
-----------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(2)
--------------------------------------------------------------------------------

(expenses that are deducted
from fund assets)                                      CLASS A         CLASS B       CLASS C       CLASS R     INVESTOR CLASS
-----------------------------------------------------------------------------------------------------------------------------
Management Fees(3)                                      0.64%           0.64%          0.64%         0.64%          0.64%
Distribution and/or Service (12b-1) Fees                0.25            1.00           1.00          0.50           0.20
Other Expenses(4)                                       0.51            0.51           0.51          0.51           0.51
Total Annual Fund Operating Expenses                    1.40            2.15           2.15          1.65           1.35
Fee Waiver(5)                                           0.08            0.08           0.08          0.08           0.08
Net Annual Fund Operating Expenses                      1.32            2.07           2.07          1.57           1.27
-----------------------------------------------------------------------------------------------------------------------------

(1) A contingent deferred sales charges may apply in some cases. See "Shareholder Information-Choosing a Shares Class-Sales Charges."

(2) There is no guarantee that actual expenses will be the same as those shown in the table.

(3) Effective July 1, 2007, the Board of Trustees approved a reduced contractual advisory fee schedule for the fund. Pursuant to the new fee schedule, the fund's maximum annual advisory fee rate ranges from 0.695% (for average net assets up to $250 million) to 0.52% (for average net assets over $10 billion). Management Fees have been restated to reflect the new fee schedule.

(4) Includes acquired fund fees and expenses which are less than 0.01%. Acquired fund fees and expenses are not fees or expenses incurred by the fund directly, but are expenses of investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. The impact of the acquired fund fees and expenses are included in the total returns of the fund.

(5) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Investor Class shares to 1.32% 2.07%, 2.07%, 1.57% and 1.32% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expense are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund will also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through at least June 30, 2008.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The expense example assumes you:

      (i)   invest $10,000 in the fund for the time periods indicated;

      (ii)  redeem all of your shares at the end of those periods indicated;

      (iii) earn a 5% return on your investment before operating expenses each year;

      (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements); and

      (v) incur applicable initial sales changes (see "Shareholder Information-Choosing a Share Class" section of this prospectus for applicability of initial sales charges).


      To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                     1 YEAR    3 YEARS    5 YEARS     10 YEARS
------------------------------------------------------------------------------
Class A                               $677      $961      $1,266       $2,131
Class B                                710       965       1,347        2,286(1)
Class C                                310       665       1,147        2,476
Class R                                160       513        889         1,948
Investor
Class                                  129       420        732         1,617
------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                     1 YEAR    3 YEARS    5 YEARS     10 YEARS
------------------------------------------------------------------------------
Class A                               $677      $961      $1,266       $2,131
Class B                                210       665       1,147        2,286(1)
Class C                                210       665       1,147        2,476
Class R                                160       513        889         1,948
Investor
Class                                  129       420        732         1,617
------------------------------------------------------------------------------

(1) Assumes conversion of Class B shares to Class A shares, which occurs on or about the end of the month which is at least 8 years after the date on which shares were purchased, lowering your annual fund operating expenses from that time on."

The following replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 6 of the prospectus:

"The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's returns over a 10-year period. The example reflects the following:
     - You invest $10,000 in the fund and hold it for the entire 10-year period;
     - Your investment has a 5% return before expenses each year;
     - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;
     - Hypotheticals both with and without any applicable initial sales charge applied (see "Shareholder Information-Choosing a Share Class" section of this prospectus for applicability of initial sales charge); and
     - There is no sales charge on reinvested dividends.
     There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A
ANNUAL
(INCLUDES
MAXIMUM SALES
CHARGE)                YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5       YEAR 6       YEAR 7       YEAR 8
---------------------------------------------------------------------------------------------------------------------------
Annual Expense
Ratio(1)                 1.32%        1.40%        1.40%        1.40%        1.40%        1.40%        1.40%        1.40%
Cumulative
Return Before
Expenses                 5.00%       10.25%       15.76%       21.55%       27.63%       34.01%       40.71%       47.75%
Cumulative
Return After
Expenses                (2.02%)       1.50%        5.16%        8.94%       12.87%       16.93%       21.14%       25.50%
End of Year
Balance            $ 9,797.76   $10,150.48   $10,515.90   $10,894.47   $11,286.67   $11,692.99   $12,113.94   $12,550.04
Estimated
Annual Expenses    $   677.04   $   139.64   $   144.66   $   149.87   $   155.27   $   160.86   $   166.65   $   172.65
---------------------------------------------------------------------------------------------------------------------------

CLASS A
ANNUAL
(INCLUDES
MAXIMUM SALES
CHARGE)                 YEAR 9       YEAR 10
---------------------------------------------
Annual Expense
Ratio(1)                   1.40%        1.40%
Cumulative
Return Before
Expenses                  55.13%       62.89%
Cumulative
Return After
Expenses                  30.02%       34.70%
End of Year
Balance              $13,001.84   $13,469.91
Estimated
Annual Expenses      $   178.86   $   185.30
---------------------------------------------

CLASS A
(WITHOUT
MAXIMUM SALES
CHARGE)              YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5       YEAR 6       YEAR 7       YEAR 8
------------------------------------------------------------------------------------------------------------------------
Annual Expense
Ratio(1)               1.32%        1.40%        1.40%        1.40%        1.40%        1.40%        1.40%        1.40%
Cumulative
Return Before
Expenses               5.00%       10.25%       15.76%       21.55%       27.63%       34.01%       40.71%       47.75%
Cumulative
Return After
Expenses               3.68%        7.41%       11.28%       15.29%       19.44%       23.74%       28.19%       32.80%
End of Year
Balance          $10,368.00   $10,741.25   $11,127.93   $11,528.54   $11,943.57   $12,373.53   $12,818.98   $13,280.46
Estimated
Annual Expenses  $   134.43   $   147.76   $   153.08   $   158.60   $   164.30   $   170.22   $   176.35   $   182.70
------------------------------------------------------------------------------------------------------------------------

CLASS A
(WITHOUT
MAXIMUM SALES
CHARGE)               YEAR 9      YEAR 10
--------------------------------------------
Annual Expense
Ratio(1)                1.40%        1.40%
Cumulative
Return Before
Expenses               55.13%       62.89%
Cumulative
Return After
Expenses               37.59%       42.54%
End of Year
Balance           $13,758.56   $14,253.87
Estimated
Annual Expenses   $   189.27   $   196.09
--------------------------------------------


CLASS B(2)           YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5       YEAR 6       YEAR 7       YEAR 8
-------------------------------------------------------------------------------------------------------------------------
Annual Expense
Ratio(1)               2.07%        2.15%        2.15%        2.15%        2.15%        2.15%        2.15%        2.15%
Cumulative
Return Before
Expenses               5.00%       10.25%       15.76%       21.55%       27.63%       34.01%       40.71%       47.75%
Cumulative
Return After
Expenses               2.93%        5.86%        8.88%       11.98%       15.18%       18.46%       21.83%       25.31%
End of Year
Balance          $10,293.00   $10,586.35   $10,888.06   $11,198.37   $11,517.52   $11,845.77   $12,183.38   $12,530.61
Estimated
Annual Expenses  $   210.03   $   224.45   $   230.85   $   237.43   $   244.20   $   251.16   $   258.31   $   265.68
-------------------------------------------------------------------------------------------------------------------------

CLASS B(2)             YEAR 9      YEAR 10
---------------------------------------------
Annual Expense
Ratio(1)                 1.40%        1.40%
Cumulative
Return Before
Expenses                55.13%       62.89%
Cumulative
Return After
Expenses                29.82%       34.49%
End of Year
Balance            $12,981.71   $13,449.05
Estimated
Annual Expenses    $   178.59   $   185.02
---------------------------------------------

CLASS C(2)           YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5       YEAR 6       YEAR 7       YEAR 8
------------------------------------------------------------------------------------------------------------------------
Annual Expense
Ratio(1)               2.07%        2.15%        2.15%        2.15%        2.15%        2.15%        2.15%        2.15%
Cumulative
Return Before
Expenses               5.00%       10.25%       15.76%       21.55%       27.63%       34.01%       40.71%       47.75%
Cumulative
Return After
Expenses               2.93%        5.86%        8.88%       11.98%       15.18%       18.46%       21.83%       25.31%
End of Year
Balance          $10,293.00   $10,586.35   $10,888.06   $11,198.37   $11,517.52   $11,845.77   $12,183.38   $12,530.61
Estimated
Annual Expenses  $   210.03   $   224.45   $   230.85   $   237.43   $   244.20   $   251.16   $   258.31   $   265.68
------------------------------------------------------------------------------------------------------------------------

CLASS C(2)             YEAR 9      YEAR 10
---------------------------------------------
Annual Expense
Ratio(1)                 2.15%        2.15%
Cumulative
Return Before
Expenses                55.13%       62.89%
Cumulative
Return After
Expenses                28.88%       32.55%
End of Year
Balance            $12,887.73   $13,255.03
Estimated
Annual Expenses    $   273.25   $   281.03
---------------------------------------------


CLASS R              YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5       YEAR 6       YEAR 7       YEAR 8
-------------------------------------------------------------------------------------------------------------------------
Annual Expense
Ratio(1)               1.57%        1.65%        1.65%        1.65%        1.65%        1.65%        1.65%        1.65%
Cumulative
Return Before
Expenses               5.00%       10.25%       15.76%       21.55%       27.63%       34.01%       40.71%       47.75%
Cumulative
Return After
Expenses               3.43%        6.89%       10.48%       14.18%       18.00%       21.95%       26.04%       30.26%
End of Year
Balance          $10,343.00   $10,689.49   $11,047.59   $11,417.68   $11,800.18   $12,195.48   $12,604.03   $13,026.26
Estimated
Annual Expenses  $   159.69   $   173.52   $   179.33   $   185.34   $   191.55   $   197.96   $   204.60   $   211.45
-------------------------------------------------------------------------------------------------------------------------

CLASS R                YEAR 9      YEAR 10
---------------------------------------------
Annual Expense
Ratio(1)                 1.65%        1.65%
Cumulative
Return Before
Expenses                55.13%       62.89%
Cumulative
Return After
Expenses                34.63%       39.14%
End of Year
Balance            $13,462.64   $13,913.64
Estimated
Annual Expenses    $   218.53   $   225.85
---------------------------------------------


INVESTOR CLASS       YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5       YEAR 6       YEAR 7       YEAR 8
------------------------------------------------------------------------------------------------------------------------
Annual Expense
Ratio(1)               1.27%        1.35%        1.35%        1.35%        1.35%        1.35%        1.35%        1.35%
Cumulative
Return Before
Expenses               5.00%       10.25%       15.76%       21.55%       27.63%       34.01%       40.71%       47.75%
Cumulative
Return After
Expenses               3.73%        7.52%       11.44%       15.51%       19.72%       24.09%       28.62%       33.32%
End of Year
Balance          $10,373.00   $10,751.61   $11,144.05   $11,550.81   $11,972.41   $12,409.40   $12,862.35   $13,331.82
Estimated
Annual Expenses  $   129.37   $   142.59   $   147.80   $   153.19   $   158.78   $   164.58   $   170.58   $   176.81
------------------------------------------------------------------------------------------------------------------------


INVESTOR CLASS         YEAR 9      YEAR 10
---------------------------------------------
Annual Expense
Ratio(1)                 1.35%        1.35%
Cumulative
Return Before
Expenses                55.13%       62.89%
Cumulative
Return After
Expenses                38.18%       43.23%
End of Year
Balance            $13,818.43   $14,322.81
Estimated
Annual Expenses    $   183.26   $   189.95
---------------------------------------------


(1) Your actual expenses may be higher or lower than those shown.

(2) The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C, has not been deducted."

The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" found on page 7 of the prospectus:

         "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

The following replaces in its entirety the information appearing under the first paragraph under the heading "PURCHASING SHARES -- SPECIAL PLANS -- AUTOMATIC DIVIDEND INVESTMENT" on page A-8 of the prospectus:

"Your dividends and distributions may be paid in cash or reinvested in the same fund or another fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same fund and no checks will be issued. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another fund:

- Your account balance in the fund paying the dividend or distribution must be at least $5,000; and

- Your account balance in the fund receiving the dividend or distribution must be at least $500."

The following replaces in its entirety the information appearing under the first paragraph under the heading "REDEEMING SHARES -- REDEMPTIONS INITIATED BY THE FUNDS" on page A-9 of the prospectus:

"If your account (Class A, A3, B, C, P and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the funds have the right to redeem the account after giving you 60 days' prior written notice. Your may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan."

                          INSTITUTIONAL CLASS SHARES OF

                          AIM CAPITAL DEVELOPMENT FUND
                                AIM CHARTER FUND
                             AIM CONSTELLATION FUND
                          AIM DIVERSIFIED DIVIDEND FUND
                         AIM LARGE CAP BASIC VALUE FUND
                            AIM LARGE CAP GROWTH FUND

                         Supplement dated June 29, 2007
                    to the Prospectus dated February 28, 2007

The following replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on page 12 of the prospectus:

      "FEE TABLE

      This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the funds.

SHAREHOLDER FEES
------------------------------------------------------------------------------------------------------------
(fees paid directly from
your investment)                 CAPITAL                               DIVERSIFIED   LARGE CAP     LARGE CAP
                               DEVELOPMENT   CHARTER   CONSTELLATION    DIVIDEND     BASIC VALUE    GROWTH
------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)           None      None            None          None          None        None
Imposed on Purchases
(as a percentage of offering
price)
Maximum Deterred Sales
Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                    None      None            None          None          None        None
------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------------------------------------------
(expenses that are deducted                                                                  LARGE CAP
from fund assets))               CAPITAL                                     DIVERSIFIED       BASIC       LARGE CAP
                               DEVELOPMENT   CHARTER      CONSTELLATION       DIVIDEND         VALUE        GROWTH
--------------------------------------------------------------------------------------------------------------------
Management Fees                       0.66%     0.63%(2)           0.63%(2)         0.53%         0.60%         0.64%(3)
Distribution and/or Service
(12b-1) Fees                          None      None               None             None          None          None
Other Expenses                        0.10      0.17               0.15             0.07          0.13          0.10
Acquired Fund Fees and
Expenses(4)                           0.01      0.02               0.00             0.00          0.00          0.00
Total Annual Fund
Operating Expenses                    0.77      0.82               0.78             0.60          0.73          0.74
Fee Waivers                             --      0.01(2)            0.03(2)            --            --            --
Net Annual Fund
Operating Expenses                    0.77      0.81               0.75             0.60(5)       0.73(6)       0.74(6)
--------------------------------------------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Through December 31, 2012, the advisor has contractually agreed to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by Charter and Constellation do not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The fund's maximum annual advisory fees for Charter ranges from 0.75% (for average net assets up to $150 million) to 0.52% (for average net assets over $10 billion) and for Constellation, the advisory fee rate ranges from 0.695% (for average net assets up to $250 million) to 0.52% (for assets over $10 billion).

(3) Effective July 1, 2007, the Board of Trustees approved a reduced contractual advisory fee schedule for Large Cap Growth. Pursuant to the new fee schedule, the fund's maximum annual advisory fee rate ranges from 0.695% (for average net assets up to $250 million) to 0.52% (for average net assets over $10 billion). Management Fees have been restated to reflect the new fee schedule.

(4) Acquired fund fees and expenses are not fees or expenses incurred by the fund directly, but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. The impact of the acquired fund fees are expense included in the total return of the fund.

(5) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) for Diversified Dividend to 0.75% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expenses on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund will also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the fund. These expense limitation agreements are in effect through at least June 30, 2008.

(6) The funds' advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed in Note 5 above) for Large Cap Basic Value and Large Cap Growth to 0.97% and 1.07% of average daily net assets, respectively. The expense limitation is in effect through at least June 30, 2008.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

      The expense example assumes you:

      (i)   invest $10,000 in the fund for the time periods indicated;

      (ii)  redeem all of your shares at the end of those periods indicated;

      (iii) earn a 5% return on your investment before operating expense each year;

      (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements); and

      (v) incur applicable initial sales changes (see "Shareholder Information-Choosing a Share Class" section of this prospectus for applicability of initial sales changes).

      To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Capital Development                           $79      $246      $428       $954
Charter                                        83       259       450      1,007
Constellation                                  77       240       417        947
Diversified Dividend                           61       192       335        750
Large Cap Basic Value                          75       233       406        906
Large Cap Growth                               76       237       411       918"

The following replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on pages 13 and 14 of the prospectus:

"The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of each fund's expenses, including investment advisory fees and other fund costs, on each fund's returns over a 10-year period. The example reflects the following:

      - You invest $10,000 in a fund and hold it for the entire 10-year period;

      -     Your investment has a 5% return before expenses each year; and

      - Charter's Constellation's, Diversified Dividend's Large Cap Basic Value's and Large Cap Growth's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

      There is no assurance that the annual expense ratio will be the expense ratio for each fund's Institutional Class for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CAPITAL             YEAR 1      YEAR 2      YEAR 3     YEAR 4       YEAR 5
DEVELOPMENT  --
INSTITUTIONAL
CLASS
------------------------------------------------------------------------------
Annual Expense          0.77%       0.77%        0.77%      0.77%       0.77% %
Ratio*
Cumulative
Return Before
Expenses                5.00%      10.25%       15.76%     21.55%      27.63% %
Cumulative
Return After            4.23%       8.64%       13.23%     18.02%      23.02% %
Expenses
End of Year       $10,423.00  $10,863.89   $11,323.44 $11,802.42  $12,301.66
Balance
Estimated Annual      $78.63      $81.95       $85.42     $89.03      $92.80
Expenses
------------------------------------------------------------------------------

CAPITAL            YEAR 6      YEAR 7       YEAR 8      YEAR 9      YEAR 10
DEVELOPMENT  --
INSTITUTIONAL
CLASS
----------------------------------------------------------------------------
Annual Expense          0.77%       0.77%       0.77%       0.77%       0.77%
Ratio*
Cumulative
Return Before
Expenses               34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After           28.22%      33.64%      39.30%      45.19%      51.33%
Expenses
End of Year       $12,822.02  $13,364.39  $13,929.70  $14,518.93  $15,133.08
Balance
Estimated Annual      $96.73     $100.82     $105.08     $109.53     $114.16
Expenses
----------------------------------------------------------------------------

CHARTER --         YEAR 1       YEAR 2      YEAR 3      YEAR 4     YEAR 5
INSTITUTIONAL
CLASS
------------------------------------------------------------------------------
Annual Expense          0.81%       0.81%        0.81%      0.81%       0.81%
Ratio*
Cumulative
Return Before
Expenses                5.00%      10.25%       15.76%     21.55%      27.63%
Cumulative
Return After            4.19%       8.56%       13.10%     17.84%      22.78%
Expenses
End of Year       $10,419.00  $10,855.56   $11,310.40 $11,784.31  $12,278.07
Balance
Estimated             $82.70      $86.16       $89.77     $93.53      $97.45
Annual Expenses
------------------------------------------------------------------------------

CHARTER --         YEAR 6      YEAR 7       YEAR 8      YEAR 9      YEAR 10
INSTITUTIONAL
CLASS
----------------------------------------------------------------------------
Annual Expense          0.81%       0.82%       0.82%       0.82%       0.82%
Ratio*
Cumulative
Return Before
Expenses               34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After           27.93%      33.27%      38.84%      44.65%      50.69%
Expenses
End of Year       $12,792.52  $13,327.25  $13,884.33  $14,464.70  $15,069.32
Balance
Estimated            $101.54     $107.09     $111.57     $116.23     $121.09
Annual Expenses
----------------------------------------------------------------------------

CONSTELLATION --    YEAR 1     YEAR 2      YEAR 3      YEAR 4       YEAR 5
INSTITUTIONAL
CLASS
------------------------------------------------------------------------------
Annual Expense          0.75%       0.75%       0.75%       0.75%       0.75%
Ratio*
Cumulative
Return Before
Expenses                5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative
Return After            4.25%       8.68%      13.30%      18.11%      23.13%
Expenses
End of Year       $10,425.00  $10,868.06  $11,329.96  $11,811.48  $12,313.47
Balance
Estimated Annual      $76.59      $79.85      $83.24      $86.78      $90.47
Expenses
------------------------------------------------------------------------------

CONSTELLATION --  YEAR 6      YEAR 7       YEAR 8      YEAR 9      YEAR 10
INSTITUTIONAL
CLASS
----------------------------------------------------------------------------
Annual Expense          0.75%       0.78%       0.78%       0.78%       0.78%
Ratio*
Cumulative
Return Before
Expenses               34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After           28.37%      33.79%      39.43%      45.31%      51.45%
Expenses
End of Year       $12,836.79  $13,378.50  $13,943.07  $14,531.47  $15,144.70
Balance
Estimated Annual      $94.31     $102.24     $106.55     $111.05     $115.74
Expenses
----------------------------------------------------------------------------

DIVERSIFIED        YEAR 1       YEAR 2     YEAR 3      YEAR 4      YEAR 5
DIVIDEND --
INSTITUTIONAL
CLASS
------------------------------------------------------------------------------
Annual Expense          0.60%       0.60%       0.60%       0.60%       0.60%
Ratio*
Cumulative
Return Before
Expenses                5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative
Return After            4.40%       8.99%      13.79%      18.80%      24.02%
Expenses
End of Year       $10,440.00  $10,899.36  $11,378.93  $11,879.60  $12,402.31
Balance
Estimated             $61.32      $64.02      $66.83      $69.78      $72.85
Annual Expenses
------------------------------------------------------------------------------

DIVERSIFIED        YEAR 6      YEAR 7       YEAR 8      YEAR 9      YEAR 10
DIVIDEND --
INSTITUTIONAL
CLASS
----------------------------------------------------------------------------
Annual Expense          0.60%       0.60%       0.60%       0.60%       0.60%
Ratio*
Cumulative
Return Before
Expenses               34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After           29.48%      35.18%      41.13%      47.33%      53.82%
Expenses
End of Year       $12,948.01  $13,517.72  $14,112.50  $14,733.45  $15,381.72
Balance
Estimated             $76.05      $79.40      $82.89      $86.54      $90.35
Annual Expenses
----------------------------------------------------------------------------

LARGE CAP BASIC    YEAR 1       YEAR 2     YEAR 3      YEAR 4      YEAR 5
VALUE --
INSTITUTIONAL
CLASS
------------------------------------------------------------------------------
Annual Expense          0.73%       0.73%       0.73%       0.73%       0.73%
Ratio*
Cumulative
Return Before
Expenses                5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative
Return After            4.27%       8.72%      13.36%      18.21%      23.25%
Expenses
End of Year       $10,427.00  $10,872.23  $11,336.48  $11,820.54  $12,325.28
Balance
Estimated             $74.56      $77.74      $81.06      $84.52      $88.13
Annual Expenses
------------------------------------------------------------------------------

LARGE CAP BASIC    YEAR 6      YEAR 7       YEAR 8      YEAR 9      YEAR 10
VALUE --
INSTITUTIONAL
CLASS
----------------------------------------------------------------------------
Annual Expense          0.73%       0.73%       0.73%       0.73%       0.73%
Ratio*
Cumulative
Return Before
Expenses               34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After           28.52%      34.00%      39.73%      45.69%      51.91%
Expenses
End of Year       $12,851.57  $13,400.33  $13,972.53  $14,569.15  $15,191.26
Balance
Estimated             $91.90      $95.82      $99.91     $104.18     $108.63
Annual Expenses
----------------------------------------------------------------------------

LARGE CAP          YEAR 1       YEAR 2     YEAR 3      YEAR 4      YEAR 5
GROWTH --
INSTITUTIONAL
CLASS
------------------------------------------------------------------------------
Annual Expense          0.74%       0.74%       0.74%       0.74%       0.74%
Ratio*
Cumulative
Return Before
Expenses                5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative
Return After            4.26%       8.70%      13.33%      18.16%      23.19%
Expenses
End of Year       $10,426.00  $10,870.15  $11,333.22  $11,816.01  $12,319.37
Balance
Estimated             $75.58      $78.80      $82.15      $85.65      $89.30
Annual Expenses
------------------------------------------------------------------------------

LARGE CAP          YEAR 6      YEAR 7       YEAR 8      YEAR 9      YEAR 10
GROWTH --
INSTITUTIONAL
CLASS
----------------------------------------------------------------------------
Annual Expense          0.74%       0.74%       0.74%       0.74%       0.74%
Ratio*
Cumulative
Return Before
Expenses               34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After           28.44%      33.91%      39.62%      45.57%      51.77%
Expenses
End of Year       $12,844.18  $13,391.34  $13,961.81  $14,556.58  $15,176.69
Balance
Estimated             $93.11      $97.07     $101.21     $105.52     $110.01
Annual Expenses
----------------------------------------------------------------------------

* Your actual expenses may be higher or lower than those shown."

The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" found on page 15 of the prospectus:

      "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

                          AIM CAPITAL DEVELOPMENT FUND
                                AIM CHARTER FUND
                             AIM CONSTELLATION FUND
                          AIM DIVERSIFIED DIVIDEND FUND
                         AIM LARGE CAP BASIC VALUE FUND
                            AIM LARGE CAP GROWTH FUND

                     (SERIES PORTFOLIOS OF AIM EQUITY FUNDS)

                         Supplement dated June 29, 2007
       to the Statement of Additional Information dated February 28, 2007 as supplemented March 23, 2007 and May 8, 2007

Effective June 15, 2007, Robert H. Graham resigned as Trustee and Vice Chair of the Trust, and any references to Mr. Graham serving as Trustee or Vice Chair are hereby removed as of the date set forth above.

Effective July 1, 2007, the following information replaces the information relating to AIM Large Cap Growth Fund found in the table following the seventh paragraph under the heading "INVESTMENT ADVISORY AND OTHER SERVICES -- INVESTMENT ADVISOR" on pages 33 and 34 of the Statement of Additional Information.

------------------------------------------------------------------------------------------------------------------------
                                                                        MAXIMUM ADVISORY         MAXIMUM ADVISORY FEE
                                         ANNUAL RATE/NET ASSETS          FEE RATE AFTER          RATES COMMITTED UNTIL
           "FUND NAME                    PER ADVISORY AGREEMENT         JANUARY 1, 2005                   DATE
------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Growth Fund         0.695% of first $250M                 N/A                        N/A"
                                  0.67% of next $250M
                                  0.645% of next $500M
                                  0.62% of next $1.5B
                                  0.595% of next $2.5B
                                  0.57% of next $2.5B
                                  0.545% of next $2.5B
                                  0.52% of amount over $10B
------------------------------------------------------------------------------------------------------------------------

The following information replaces in its entirety the ninth and tenth paragraphs under the heading "INVESTMENT ADVISORY AND OTHER SERVICES -- INVESTMENT ADVISOR" on pages 34 and 35 of the Statement of Additional Information.

         "AIM has contractually agreed through at least June 30, 2008, to waive advisory fees payable by each Fund in an amount equal to 100% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of each Fund's investment of uninvested cash in the Affiliated Money Market Funds. See "Description of the Funds and Their Investments and Risks -- Investment Strategies and Risks -- Other Investments -- Other Investment Companies.

         AIM also has contractually agreed through at least June 30, 2008, to limit the total annual fund operating expenses (excluding (i) interest;
(ii) taxes; (iii) dividend expenses on short sales; (iv) extraordinary items;
(v) expenses related to a merger or reorganization, as approved by each Fund's Board; and (iv) expenses that each Fund has incurred but did not actually pay because of an expense offset arrangement) for the following Funds' shares as follows:

                                FUND                          EXPENSE LIMITATION
                                ----                          ------------------

             AIM Diversified Dividend Fund
                       Class A Shares                               1.00%
                       Class B Shares                               1.65%
                       Class C Shares                               1.65%
                       Class R Shares                               1.25%
                       Investor Class Shares                        1.00%
                       Institutional Class Shares                   0.75%

             AIM Large Cap Basic Value Fund
                       Class A Shares                               1.22%
                       Class B Shares                               1.97%
                       Class C Shares                               1.97%
                       Class R Shares                               1.47%
                       Investor Class Shares                        1.22%
                       Institutional Class Shares                   0.97%

             AIM Large Cap Growth Fund
                       Class A Shares                               1.32%
                       Class B Shares                               2.07%
                       Class C Shares                               2.07%
                       Class R Shares                               1.57%
                       Investor Class Shares                        1.32%
                       Institutional Class Shares                   1.07%"


The following information replaces in its entirety the last bullet point under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES -- PURCHASE AND REDEMPTION OF SHARES -- LETTERS OF INTENT -- CALCULATING THE INITIAL SALES CHARGE" on page 47 of the Statement of Additional Information.

     - "Reinvestment of dividends and capital gains distributions acquired during the 13-month LOI period will not be applied to the LOI."

The following information replaces in its entirety the first and second bullet points under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES -- PURCHASE AND REDEMPTION OF SHARES -- LETTERS OF INTENT -- CALCULATING THE NUMBER OF SHARES TO BE PURCHASED" on page 47 of the Statement of Additional Information.

     - "Purchases made and shares acquired through reinvestment of dividends and capital gains distributions prior to the LOI effect date will be applied toward the completion of the LOI based on the value of the shares calculated at the public offering price on the effective date of the LOI."


                                       2